ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 84.7%
	MONEY MARKET FUNDS - 84.7%
2,485,202	Fidelity Government Portfolio, CLASS I, 0.01%(a)(d)					$ 2,485,202
178,377,660	First American Government Obligations Fund, Class U, 0.03%(a)					178,377,661
	TOTAL MONEY MARKET FUNDS (Cost $180,862,863)					180,862,863

	TOTAL SHORT-TERM INVESTMENTS (Cost $180,862,863)					180,862,863

Contracts(b)
	FUTURE OPTIONS PURCHASED - 1.9%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.5%
100	S&P Emini 3rd Wk	SXM	02/18/2022	$ 4,820	$ 24,100,000	$ 311,250
100	S&P Emini 3rd Wk	SXM	01/21/2022	4,770	4,770,000	243,750
100	S&P500 EMINI	SXM	01/31/2022	4,780	14,340,000	287,500
60	S&P500 EMINI	SXM	02/28/2022	4,840	9,680,000	187,500
40	S&P500 EMINI	SXM	02/28/2022	4,860	9,720,000	106,500
40	S&P500 EMINI	SXM	03/31/2022	4,900	9,800,000	134,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,110,110)					1,271,000

	PUT OPTIONS PURCHASED - 1.4%
600	S&P500 EMINI	SXM	03/31/2022	$ 4,530	$ 135,900,000	$ 2,760,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,686,313)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $3,796,423)					4,031,000

	TOTAL INVESTMENTS - 86.6% (Cost $184,659,286)					$ 184,893,863
	CALL OPTIONS WRITTEN - (1.2)% (Proceeds - $2,794,370)					(2,525,600)
	PUT OPTIONS WRITTEN - (0.5)% (Proceeds - $1,022,550)					(1,054,450)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 15.1%					32,339,952
	NET ASSETS - 100.0%					$ 213,653,765

Contracts(b)
	WRITTEN FUTURE OPTIONS - (1.7)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.2)%
60	Emini SP M Week	SXM	01/03/2022	$ 4,900	$ 14,700,000	$ 150
60	Emini SP W Week	SXM	01/05/2022	4,910	14,730,000	150
80	S&P Emini 1st Week	SXM	01/07/2022	4,880	19,520,000	2,200
220	S&P Emini 3rd Week	SXM	02/18/2022	4,920	54,120,000	266,750
220	S&P Emini 3rd Week	SXM	01/21/2022	4,870	53,570,000	115,500

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Contracts(b) (continued)
	WRITTEN FUTURE OPTIONS - (1.7)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.2)% (Continued)
220	S&P500 EMINI	SXM	01/31/2022	$ 4,880	$ 53,680,000	$ 184,250
132	S&P500 EMINI	SXM	02/28/2022	4,940	32,604,000	171,600
80	S&P500 EMINI	SXM	02/28/2022	4,960	19,840,000	86,000
600	S&P500 EMINI	SXM	03/31/2022	4,940	148,200,000	1,560,000
80	S&P500 EMINI	SXM	03/31/2022	5,000	20,000,000	139,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,794,370)					2,525,600

	PUT OPTIONS WRITTEN - (0.5)%
40	Emini SP M Week O	SXM	01/03/2022	$ 4,500	$ 9,000,000	$ 300
60	Emini SP W Week O	SXM	01/05/2022	4,500	13,500,000	1,350
80	S&P Emini 1st Week	SXM	01/07/2022	4,400	17,600,000	2,800
600	S&P500 EMINI	SXM	03/31/2022	4,050	121,500,000	1,050,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,022,550)					1,054,450

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $3,816,920)					$ 3,580,050

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(c)	Unrealized Appreciation (Depreciation)
200	CBOE Volatility Index Future			01/19/2022	$ 3,934,900	$ (137,690)
10	CME E-Mini NASDAQ 100 Index Future			03/18/2022	3,264,160	7,556
30	CME E-mini Russell 2000 Index Future			03/18/2022	3,364,200	110,260
600	CME E-Mini Standard & Poor's 500 Index Future			03/18/2022	142,755,000	802,537
	TOTAL FUTURES CONTRACTS					$ 782,663

SXM	-Stonex Financial Inc.

(a)	Rate disclosed is the seven day effective yield as of December 31, 2021.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	All or a portion of this investment is segregated as collateral for options contracts and future contracts.